UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Formerly, Multi-Sector Option Strategy Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 27.8%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.5%
CIT Group, Inc., 5.375%, 5/15/20	$500	$525,000

		$525,000

Beverages — 0.5%
Constellation Brands, Inc., 6.00%, 5/1/22	$500	$542,500

		$542,500

Building Materials — 0.5%
Building Materials Corp. of America, 6.75%, 5/1/21(1)	$500	$536,250

		$536,250

Chemicals — 1.7%
Ashland, Inc., 3.00%, 3/15/16(1)	$500	$508,750
Celanese US Holdings, LLC, 5.875%, 6/15/21	500	527,500
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	500	510,000
Tronox Finance, LLC, 6.375%, 8/15/20(1)	500	481,250

		$2,027,500

Commercial Services — 0.4%
FTI Consulting, Inc., 6.00%, 11/15/22(1)	$500	$514,375

		$514,375

Diversified Financial Services — 0.9%
International Lease Finance Corp., 5.875%, 8/15/22	$500	$511,250
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	500	523,750

		$1,035,000

Electrical Components & Equipment — 0.4%
Belden, Inc., 5.50%, 9/1/22(1)	$500	$500,000

		$500,000

Electronics — 0.9%
Jabil Circuit, Inc., 5.625%, 12/15/20	$500	$526,250
Rexel SA, 6.125%, 12/15/19(1)	500	521,250

		$1,047,500

Entertainment — 0.5%
National CineMedia, LLC, 6.00%, 4/15/22	$500	$525,000

		$525,000

Environmental Controls — 0.4%
Clean Harbors, Inc., 5.125%, 6/1/21(1)	$500	$512,500

		$512,500

Foods — 0.5%
Post Holdings, Inc., 7.375%, 2/15/22	$500	$538,750

		$538,750

Health Care – Products — 0.9%
Hologic, Inc., 6.25%, 8/1/20	$500	$531,875
Teleflex, Inc., 6.875%, 6/1/19	450	479,250

		$1,011,125

Security	Principal Amount (000’s omitted)	Value
Health Care – Services — 1.8%
Amsurg Corp., 5.625%, 11/30/20(1)	$500	$512,500
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	500	531,875
HCA, Inc., 6.50%, 2/15/20	500	552,500
LifePoint Hospitals, Inc., 6.625%, 10/1/20	500	532,500

		$2,129,375

Household Products — 0.5%
Jarden Corporation, 6.125%, 11/15/22	$550	$585,750

		$585,750

Housewares — 0.3%
Libbey Glass, Inc., 6.875%, 5/15/20	$307	$330,025

		$330,025

Internet — 0.5%
Equinix, Inc., 7.00%, 7/15/21	$500	$549,375

		$549,375

Iron & Steel — 0.9%
ArcelorMittal, 6.75%, 2/25/22	$500	$520,000
Steel Dynamics, Inc., 6.375%, 8/15/22(1)	500	527,500

		$1,047,500

Leisure Time — 0.9%
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	$500	$520,625
NCL Corp., Ltd., 5.00%, 2/15/18(1)	500	501,250

		$1,021,875

Machinery – Diversified — 0.5%
Case New Holland, Inc., 7.875%, 12/1/17	$500	$588,750

		$588,750

Media — 2.2%
AMC Networks, Inc., 4.75%, 12/15/22	$500	$487,500
Cablevision Systems Corp., 7.75%, 4/15/18	500	558,750
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	500	516,250
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	500	506,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	500	488,750

		$2,557,500

Mining — 0.9%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$482,500
New Gold, Inc., 7.00%, 4/15/20(1)	500	511,250

		$993,750

Oil & Gas — 3.6%
Atwood Oceanics, Inc., 6.50%, 2/1/20	$500	$535,000
Berry Petroleum Co., 6.375%, 9/15/22	500	512,500
Chesapeake Energy Corp., 6.125%, 2/15/21	500	532,500
Concho Resources, Inc., 6.50%, 1/15/22	500	537,500
Denbury Resources, Inc., 6.375%, 8/15/21	500	527,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	500	515,000
Plains Exploration & Production Co., 6.875%, 2/15/23	500	539,452
Precision Drilling Corp., 6.625%, 11/15/20	500	527,500

		$4,226,952

Packaging & Containers — 0.8%
Ball Corp., 5.00%, 3/15/22	$500	$503,750
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	500	468,750

		$972,500

Security	Principal Amount (000’s omitted)	Value
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	$500	$518,750

		$518,750

Pipelines — 0.4%
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	$450	$483,750

		$483,750

Real Estate — 0.5%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$500	$535,625

		$535,625

Real Estate Investment Trusts (REITs) — 0.4%
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$500	$492,500

		$492,500

Retail — 1.5%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$500	$535,000
Dufry Finance SCA, 5.50%, 10/15/20(1)	500	515,077
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	500	522,500
Sonic Automotive, Inc., 5.00%, 5/15/23	195	189,150

		$1,761,727

Software — 0.4%
Nuance Communications, Inc., 5.375%, 8/15/20(1)	$500	$490,000

		$490,000

Telecommunications — 3.2%
CenturyLink, Inc., 5.625%, 4/1/20	$500	$512,500
Lynx I Corp., 5.375%, 4/15/21(1)	500	508,750
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	550	563,063
Sprint Nextel Corp., 7.00%, 3/1/20(1)	500	547,500
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	500	532,500
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	500	515,000
Windstream Corp., 7.50%, 4/1/23	500	513,750

		$3,693,063

Total Corporate Bonds & Notes (identified cost $32,914,476)		$32,294,267

Commercial Mortgage-Backed Securities — 50.9%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$1,459	$1,469,774
BACM, Series 2004-4, Class A6, 4.877%, 7/10/42(2)	954	981,392
BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(2)	2,905	2,998,034
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,560,128
BACM, Series 2005-1, Class A5, 5.213%, 11/10/42(2)	1,916	2,018,180
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	14	13,691
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(2)	952	963,817
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(2)	185	194,798
CGCMT, Series 2004-C1, Class A4, 5.441%, 4/15/40(2)	985	1,005,572
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,344,845
CGCMT, Series 2004-GG1, Class A7, 5.317%, 6/10/36(2)	1,998	2,031,040
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(2)	2,200	2,225,742
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(2)	1,475	1,498,328
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(2)	2,595	2,653,739

Security	Principal Amount (000’s omitted)	Value
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	$3,000	$3,117,663
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	721	725,556
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,279,589
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(2)	2,316	2,387,886
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	625	633,815
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	2,000	2,084,345
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(2)	3,375	3,464,255
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(2)	909	915,229
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(2)	594	593,153
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	904	912,263
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,165,050
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	87	86,996
LB-UBS, Series 2004-C4, Class A4, 5.528%, 6/15/29(2)	2,000	2,041,754
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(2)	399	399,399
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(2)	490	506,929
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(2)	1,436	1,553,825
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	850	853,951
MSC, Series 2003-T11, Class B, 5.477%, 6/13/41(2)	250	249,931
MSC, Series 2004-IQ7, Class A4, 5.398%, 6/15/38(2)	1,045	1,068,949
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(2)	2,334	2,392,369
MSC, Series 2005-IQ9, Class A5, 4.70%, 7/15/56	1,260	1,310,850
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	2,922	3,038,022
WBCMT, Series 2003-C7, Class A2, 5.077%, 10/15/35(1)(2)	848	849,604
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	1,838	1,858,830
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(2)	1,438	1,460,602
WBCMT, Series 2004-C12, Class A4, 5.30%, 7/15/41(2)	3,115	3,185,795

Total Commercial Mortgage-Backed Securities (identified cost $58,603,716)		$59,095,690

Call Options Purchased — 0.0%(3)
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	37	$1,740.00	8/2/13	$277
S&P 500 Index	35	1,790.00	8/9/13	88
S&P 500 Index	35	1,800.00	8/17/13	262
S&P 500 Index	35	1,790.00	8/23/13	700
S&P 500 Index FLEX	36	1,757.00	8/5/13	11
S&P 500 Index FLEX	37	1,770.00	8/7/13	18
S&P 500 Index FLEX	36	1,795.00	8/12/13	32
S&P 500 Index FLEX	36	1,795.00	8/14/13	66
S&P 500 Index FLEX	35	1,805.00	8/19/13	142
S&P 500 Index FLEX	36	1,800.00	8/21/13	277
S&P 500 Index FLEX	36	1,795.00	8/26/13	753
S&P 500 Index FLEX	36	1,805.00	8/28/13	792

Total Call Options Purchased (identified cost $14,528)				$3,418

Put Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	37	$1,460.00	8/2/13	$93
S&P 500 Index	35	1,520.00	8/9/13	525
S&P 500 Index	35	1,540.00	8/17/13	2,887
S&P 500 Index	35	1,520.00	8/23/13	2,975
S&P 500 Index FLEX	36	1,485.00	8/5/13	0
S&P 500 Index FLEX	37	1,495.00	8/7/13	5
S&P 500 Index FLEX	36	1,530.00	8/12/13	270
S&P 500 Index FLEX	36	1,520.00	8/14/13	372
S&P 500 Index FLEX	35	1,545.00	8/19/13	2,012
S&P 500 Index FLEX	36	1,540.00	8/21/13	2,470
S&P 500 Index FLEX	36	1,535.00	8/26/13	3,997
S&P 500 Index FLEX	36	1,540.00	8/28/13	5,183

Total Put Options Purchased (identified cost $63,977)				$20,789

Short-Term Investments — 21.0%

U.S. Treasury Obligations — 3.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.055%, 8/22/13	$4,000	$3,999,984

Total U.S. Treasury Obligations (identified cost $3,999,872)		$3,999,984

Other — 17.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$20,367	$20,366,526

Total Other (identified cost $20,366,526)		$20,366,526

Total Short-Term Investments (identified cost $24,366,398)		$24,366,510

Total Investments — 99.7% (identified cost $115,963,095)		$115,780,674

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	37	$1,660.00	8/2/13	$(110,815)
S&P 500 Index	35	1,710.00	8/9/13	(12,950)
S&P 500 Index	35	1,720.00	8/17/13	(11,375)
S&P 500 Index	35	1,710.00	8/23/13	(29,575)
S&P 500 Index FLEX	36	1,677.00	8/5/13	(58,416)
S&P 500 Index FLEX	37	1,690.00	8/7/13	(35,554)
S&P 500 Index FLEX	36	1,715.00	8/12/13	(13,279)
S&P 500 Index FLEX	36	1,715.00	8/14/13	(15,982)
S&P 500 Index FLEX	35	1,725.00	8/19/13	(13,613)
S&P 500 Index FLEX	36	1,720.00	8/21/13	(20,088)
S&P 500 Index FLEX	36	1,715.00	8/26/13	(31,010)
S&P 500 Index FLEX	36	1,725.00	8/28/13	(24,211)

Total Call Options Written (premiums received $296,410)				$(376,868)

Put Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	37	$1,540.00	8/2/13	$(92)
S&P 500 Index	35	1,600.00	8/9/13	(3,063)
S&P 500 Index	35	1,620.00	8/17/13	(10,588)
S&P 500 Index	35	1,600.00	8/23/13	(11,900)
S&P 500 Index FLEX	36	1,565.00	8/5/13	(16)
S&P 500 Index FLEX	37	1,575.00	8/7/13	(187)
S&P 500 Index FLEX	36	1,610.00	8/12/13	(3,803)
S&P 500 Index FLEX	36	1,600.00	8/14/13	(4,022)
S&P 500 Index FLEX	35	1,625.00	8/19/13	(13,552)
S&P 500 Index FLEX	36	1,620.00	8/21/13	(14,606)
S&P 500 Index FLEX	36	1,615.00	8/26/13	(18,307)
S&P 500 Index FLEX	36	1,620.00	8/28/13	(22,595)

Total Put Options Written (premiums received $245,972)				$(102,731)

Other Assets, Less Liabilities — 0.7%				$849,617

Net Assets — 100.0%				$116,150,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DDR	-	Developers Diversified Realty Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $17,293,532 or 14.9% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $25,367.

A summary of open financial instruments at July 31, 2013 is as follows:

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	60 U.S. Ultra-Long Treasury Bond	Long	$9,177,766	$8,655,000	$(522,766)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Societe Generale	$ 5,000	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	2/21/14	$71,086
Societe Generale	10,000	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD-LIBOR-BBA +0.30%	2/21/14	$(70,896)

							$190

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,008	$612,514
Options written	9,268	5,618,355
Options exercised	(2,458)	(1,552,425)
Options expired	(6,958)	(4,136,062)

Outstanding, end of period	860	$542,382

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the period ended July 31, 2013, the Portfolio also held certain purchased put options and total return swap contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$24,207	$—
Equity Price	Total return swaps	71,086	(70,896)
Equity Price	Written options	—	(479,599)

		$95,293	$(550,495)

Interest Rate	Futures Contracts	$—	$(522,766)*

		$—	$(522,766)

*	Amount represents cumulative unrealized depreciation on future contracts in the Future Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$116,791,710

Gross unrealized appreciation	$206,643
Gross unrealized depreciation	(1,217,679)

Net unrealized depreciation	$(1,011,036)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$32,294,267	$—	$32,294,267
Commercial Mortgage-Backed Securities	—	59,095,690	—	59,095,690
Call Options Purchased	1,327	2,091	—	3,418
Put Options Purchased	6,480	14,309	—	20,789
Short-Term Investments - U.S. Treasury Obligations	—	3,999,984	—	3,999,984
Other	—	20,366,526	—	20,366,526
Total Investments	$7,807	$115,772,867	$—	$115,780,674
Swap Contracts	$—	$71,086	$—	$71,086
Total	$7,807	$115,843,953	$—	$115,851,760

Liability Description
Call Options Written	$(164,715)	$(212,153)	$—	$(376,868)
Put Options Written	(25,643)	(77,088)	—	(102,731)
Futures Contracts	(522,766)	—	—	(522,766)
Swap Contracts	—	(70,896)	—	(70,896)
Total	$(713,124)	$(360,137)	$—	$(1,073,261)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013